Revenue and Geography Information (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Schedule of revenue and geography information
	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Feature phone	175,432	173,190	144,032
Smart phone	57,056	19,228	56,885
Face mask	-	-	44,747
Others	5,608	670	1,235
Total	238,096	193,088	246,899

Schedule of company’s sales breakdown based on location
	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Mainland China	86,754	83,124	112,400
Hong Kong	69,839	51,885	30,030
India	34,063	17,873	6,157
Africa	4,538	18,003	19,536
The United States	36,349	19,904	17,277
South America	4,065	-	45,743
Others	2,488	2,299	15,756
Total	238,096	193,088	246,899

Schedule of location of company’s long-lived assets
	As of March 31,
	2020	2021
	RMB	RMB
PRC	41,092	36,944
India	143	168
Total	41,235	37,112